OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 60	$ 46
Long-term receivables	80	65
Other	48	23
Other long-term assets, net	$ 188	$ 134